Intangible Assets - Key Assumptions by CGU for Impairment Test (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	$ 375
Mexico [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	7.40%	7.30%
Post-tax WACC	5.30%	5.20%
Mexico [member] | Cash Generating Units [member] | 2021-2030 [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.90%
Expected Volume Growth Rates	2.00%
Mexico [member] | Cash Generating Units [member] | 2020-2029 [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		3.50%
Expected Volume Growth Rates		0.70%
Colombia [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	11.00%	8.90%
Post-tax WACC	7.30%	6.20%
Colombia [member] | Cash Generating Units [member] | 2021-2030 [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	2.80%
Expected Volume Growth Rates	4.10%
Colombia [member] | Cash Generating Units [member] | 2020-2029 [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		3.10%
Expected Volume Growth Rates		4.00%
Costa Rica [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	15.30%	13.80%
Post-tax WACC	10.80%	9.70%
Costa Rica [member] | Cash Generating Units [member] | 2021-2030 [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	2.70%
Expected Volume Growth Rates	4.30%
Costa Rica [member] | Cash Generating Units [member] | 2020-2029 [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		2.20%
Expected Volume Growth Rates		2.10%
Guatemala [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.60%	9.10%
Post-tax WACC	8.30%	7.10%
Guatemala [member] | Cash Generating Units [member] | 2021-2030 [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.10%
Expected Volume Growth Rates	6.80%
Guatemala [member] | Cash Generating Units [member] | 2020-2029 [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		4.00%
Expected Volume Growth Rates		8.50%
Nicaragua [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	20.60%	21.10%
Post-tax WACC	13.90%	12.40%
Nicaragua [member] | Cash Generating Units [member] | 2021-2030 [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.70%
Expected Volume Growth Rates	7.10%
Nicaragua [member] | Cash Generating Units [member] | 2020-2029 [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		4.40%
Expected Volume Growth Rates		3.00%
Panama [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.80%	8.50%
Post-tax WACC	6.80%	6.60%
Panama [member] | Cash Generating Units [member] | 2021-2030 [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	1.50%
Expected Volume Growth Rates	7.90%
Panama [member] | Cash Generating Units [member] | 2020-2029 [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		2.00%
Expected Volume Growth Rates		5.40%
Argentina [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	26.30%	21.60%
Post-tax WACC	20.40%	14.80%
Argentina [member] | Cash Generating Units [member] | 2021-2030 [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	30.10%
Expected Volume Growth Rates	3.90%
Argentina [member] | Cash Generating Units [member] | 2020-2029 [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		39.20%
Expected Volume Growth Rates		3.70%
Brazil [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.10%	9.30%
Post-tax WACC	6.00%	5.60%
Brazil [member] | Cash Generating Units [member] | 2021-2030 [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.00%
Expected Volume Growth Rates	2.40%
Brazil [member] | Cash Generating Units [member] | 2020-2029 [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		3.60%
Expected Volume Growth Rates		2.00%
Uruguay [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.90%	9.40%
Post-tax WACC	7.10%	6.80%
Uruguay [member] | Cash Generating Units [member] | 2021-2030 [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	7.80%
Expected Volume Growth Rates	2.00%
Uruguay [member] | Cash Generating Units [member] | 2020-2029 [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		7.40%
Expected Volume Growth Rates		2.00%
South America [member] | FEMSA Comercio - Health Division [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.30%	9.40%
Post-tax WACC	5.80%	6.60%
South America [member] | FEMSA Comercio - Health Division [member] | 2021-2030 [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	2.80%
Expected Volume Growth Rates	0.20%
South America [member] | FEMSA Comercio - Health Division [member] | 2020-2029 [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		3.00%
Expected Volume Growth Rates		0.30%
United States [member] | Cash Generating Units [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.20%
Post-tax WACC	6.00%
Impairment charge, intangibles	$ 10,169
United States [member] | Cash Generating Units [member] | 2021 - 2025 [Member]
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	2.00%
Expected Volume Growth Rates	1.70%